Events occurring after the reporting period (Details) £ / shares in Units, $ / shares in Units, £ in Thousands			3 Months Ended		6 Months Ended
	Aug. 12, 2024 GBP (£) property	Jul. 17, 2024 USD ($) shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jul. 17, 2024 £ / shares	Jul. 17, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 £ / shares shares	Dec. 31, 2023 £ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment related to ownership of intellectual property | £					£ 154	£ 110
Number of shares issued (in shares)									127,017,710	127,017,710	125,702,396
Impairment of right-of-use assets | £			£ 1,619	£ 0	£ 1,619	£ 0
United Kingdom
Disclosure of non-adjusting events after reporting period [line items]
Number of lease properties under discussion, agreement reached | property	1
Lease payment | £	£ 700
Impairment of right-of-use assets | £	£ 707
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)									127,017,710	127,017,710	125,702,396
Par value per share (in GBP/USD per share) | £ / shares										£ 0.0005	£ 0.0005
Apeiron
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment related to ownership of intellectual property | $		$ 10,000,000
Borrowings forgiven to third party | $								$ 6,400,000
Issued capital, equity | $								$ 10,000,000
Apeiron | American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)								1
Par value per share (in GBP/USD per share) | £ / shares							£ 0.0005
Apeiron | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in GBP/USD per share) | $ / shares								$ 0.00001	$ 0.00001
Number of shares surrendered (in shares)		9,173,021
Apeiron | Series Pre-A Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in GBP/USD per share) | $ / shares								$ 0.00001	$ 0.00001
Number of shares surrendered (in shares)		1,549,942